Financial Instruments - Schedule Of Exposure To Credit Risk And ECLs Relating to Loan Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	$ 7,381	$ 7,058
Loss allowance	(7,381)	(7,058)
Loan receivables and commitments in the financial services segment | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	586	360
Loss allowance	(586)	(360)
Loan receivables and commitments in the financial services segment | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	(50)	(34)	$ (22)
Loss allowance	$ 50	$ 34	$ 22
Loan receivables and commitments in the financial services segment | Current (not past due)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Weighted average loss rate	3.60%	4.70%
Loan receivables and commitments in the financial services segment | Current (not past due) | Gross carrying amount | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	$ 515	$ 312
Loss allowance	(515)	(312)
Loan receivables and commitments in the financial services segment | Current (not past due) | Loss allowance | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	(21)	(14)
Loss allowance	$ 21	$ 14
Loan receivables and commitments in the financial services segment | 1 – 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Weighted average loss rate	17.60%	16.20%
Loan receivables and commitments in the financial services segment | 1 – 30 days past due | Gross carrying amount | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	$ 44	$ 27
Loss allowance	(44)	(27)
Loan receivables and commitments in the financial services segment | 1 – 30 days past due | Loss allowance | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	(8)	(4)
Loss allowance	$ 8	$ 4
Loan receivables and commitments in the financial services segment | 31 – 60 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Weighted average loss rate	59.20%	54.40%
Loan receivables and commitments in the financial services segment | 31 – 60 days past due | Gross carrying amount | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	$ 9	$ 6
Loss allowance	(9)	(6)
Loan receivables and commitments in the financial services segment | 31 – 60 days past due | Loss allowance | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	(5)	(3)
Loss allowance	$ 5	$ 3
Loan receivables and commitments in the financial services segment | 61 – 90 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Weighted average loss rate	80.00%	69.50%
Loan receivables and commitments in the financial services segment | 61 – 90 days past due | Gross carrying amount | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	$ 7	$ 5
Loss allowance	(7)	(5)
Loan receivables and commitments in the financial services segment | 61 – 90 days past due | Loss allowance | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	(6)	(4)
Loss allowance	$ 6	$ 4
Loan receivables and commitments in the financial services segment | 91 – 120 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Weighted average loss rate	89.70%	87.60%
Loan receivables and commitments in the financial services segment | 91 – 120 days past due | Gross carrying amount | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	$ 6	$ 4
Loss allowance	(6)	(4)
Loan receivables and commitments in the financial services segment | 91 – 120 days past due | Loss allowance | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	(5)	(4)
Loss allowance	$ 5	$ 4
Loan receivables and commitments in the financial services segment | More than 121 days
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Weighted average loss rate	94.20%	91.20%
Loan receivables and commitments in the financial services segment | More than 121 days | Gross carrying amount | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	$ 5	$ 6
Loss allowance	(5)	(6)
Loan receivables and commitments in the financial services segment | More than 121 days | Loss allowance | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	(5)	(5)
Loss allowance	$ 5	$ 5